Schedule of other payables (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade and other non-current payables [abstract]
Payable to Shareholders of Al Shola Gas	€ 2,867	€ 4,153
Bank Borrowings- Non - Current	76	107
Total	€ 2,944	€ 4,260